UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2009

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 67
Form 13F Information Table Value $111670


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

ABB Ltd Adr	COM		000375204		1702		84,925		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1151C101		567		15,220		SH		Sole		0		0	0	0
Activision Blizzard	COM		00507V109		2095		169,102		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		871		13,395		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		5196		28,034		SH		Sole		0		0	0	0
Applied Materials	COM		038222105		618		46,175		SH		Sole		0		0	0	0
Ashland Oil Inc.	COM		044204105		339		7,850		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1904		112,551		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		396		10,550		SH		Sole		0		0	0	0
Bob Evans Farms	COM		096761101		1260		43,350		SH		Sole		0		0	0	0
Brocade Communications Sys	COM		111621108		534		67,900		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		1337		26,050		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2620		46,875		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105		374		19,544		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2066		29,333		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4298		182,594		SH		Sole		0		0	0	0
Citigroup	COM		172967101		287		59,400		SH		Sole		0		0	0	0
Clean Harbor Inc	COM		184496107		986		17,525		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		2620		79,580		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		1244		71,800		SH		Sole		0		0	0	0
Commscope Inc.	COM		203372107		343		11,450		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		848		26,550		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		3481		97,398		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		2189		131,316		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1322		56,025		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		456		6,645		SH		Sole		0		0	0	0
Fiserv Inc. Wisconsin	COM		337738108		777		16,125		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		385		53,350		SH		Sole		0		0	0	0
Fuqi Int'l Inc.	COM		36102A207		992		33,950		SH		Sole		0		0	0	0
General Electric	COM		369604103		2965		180,570		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104		358		1,940		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3187		6,428		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		2111		44,710		SH		Sole		0		0	0	0
IDEXX Laboratories Inc.	COM		45168D104		1201		24,025		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		942		18,425		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		3618		85,120		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2324		118,737		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2654		84,374		SH		Sole		0		0	0	0
Jacobs Engineering Group Inc.	COM		469814107		2662		57,935		SH		Sole		0		0	0	0
Johnson & Johnson	COM		478160104		250		4,110		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1220		27,850		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		2569		69,475		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		1313		35,650		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		3526		61,800		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2170		84,354		SH		Sole		0		0	0	0
Monsanto Co	COM		61166W101		355		4,592		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1517		35,175		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1328		88,750		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		3424		164,314		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		720		21,170		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		2698		29,869		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		1113		41,600		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		361		6,318		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		402		6,739		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		908		21,150		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104		904		59,489		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100		589		15,150		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1515		77,158		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4155		82,175		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		1835		49,400		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2480		56,786		SH		Sole		0		0	0	0
United Natural Foods	COM		911163103		570		23,850		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3339		54,805		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		552		15,250		SH		Sole		0		0	0	0
VCA Antech	COM		918194101		2117		78,725		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3652		52,840		SH		Sole		0		0	0	0
Wells Fargo Co.	COM		949746101		258		9,141		SH		Sole		0		0	0	0
WYETH	COM		983024100		1700		35,001		SH		Sole		0		0	0	0
